CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 34,794	$ 33,939	$ 32,754
Cost of revenues	(28,787)	(31,342)	(31,427)
Gross profit	6,007	2,597	1,327
Operating expenses:
Research and development, net	(16)		(41)
Selling, general and administrative	(4,604)	(4,669)	(4,704)
Operating income (loss)	1,387	(2,072)	(3,418)
Financial expenses, net	(440)	(475)	(298)
Other income, net	923	3	15
Income (loss) before income taxes	1,870	(2,544)	(3,701)
Taxes on income	(77)	(63)	(74)
Net income (loss)	1,793	(2,607)	(3,775)
Other comprehensive income (loss):
Foreign currency translation adjustments	139	(75)	600
Total comprehensive income (loss)	$ 1,932	$ (2,682)	$ (3,175)
Basic and diluted income (loss) per ordinary share attributable to Eltek Ltd. shareholders	$ 0.48	$ (1.28)	$ (1.58)	[1]

[1]	Adjusted to reflect reverse split of shares.